Other comprehensive income	12 Months Ended
Dec. 31, 2023
Other comprehensive income/(loss)
Other comprehensive income
26.	Other comprehensive income
Changes in the composition of accumulated other comprehensive income attributable to the Company’s ordinary shareholders for the years ended December 31, 2021, 2022 and 2023 are as follows:

Translation adjustments and hedge of net investments in foreign operations, net of tax

(RMB in millions)

Balances as of December 31, 2020	(3,548)
Other comprehensive loss	(2,542)

Balances as of December 31, 2021	(6,090)
Other comprehensive income	5,131

Balances as of December 31, 2022	(959)
Other comprehensive income	1,862

Balances as of December 31, 2023	903

The income tax effects related to the accumulated other comprehensive income were insignificant for all periods presented.